Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2026	Jun. 23, 2026	May 01, 2026	Apr. 30, 2026	Dec. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Jun. 01, 2023
Common stock, shares authorized		300,000
Treasury stock, common shares	2				2			2
Common Class A [Member]
Common stock, par value		$ 0.0001			$ 0.0001
Common stock, shares authorized		2,994,600,000			2,994,600,000
Common stock, shares issued	351,578,283				19,560,823	1,757	1,399
Common stock, shares outstanding	351,578,281				19,560,821
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 3.60	$ 0.0001
Common stock, shares authorized	5,400,000	5,400,000			5,400,000
Common stock, shares issued	1,334				1,334
Common stock, shares outstanding	1,334				1,334